Acquisition - Schedule Of Changes in Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 19, 2014
Business Acquisition [Line Items]
Goodwill	$ 30,579	$ 30,579	$ 30,579
A S V Holding LLC
Business Acquisition [Line Items]
Goodwill				$ 30,579	$ 30,579
Inventory				26,757	$ 26,757
Fixed assets				18,915
Accrued expenses				(7,357)
Taxes payable				(16,231)
Scenario, Previously Reported | A S V Holding LLC
Business Acquisition [Line Items]
Goodwill				26,744
Inventory				27,217
Fixed assets				19,177
Accrued expenses				(3,975)
Taxes payable				(16,500)
Scenario, Adjustment | A S V Holding LLC
Business Acquisition [Line Items]
Goodwill				3,835
Inventory				(460)
Fixed assets				(262)
Accrued expenses				(3,382)
Taxes payable				$ 269